Statements of Cash Flows (CAD)	12 Months Ended			92 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from operating activities
Net loss for the period	(439,499)	(1,050,341)	(971,141)	(4,913,063)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (notes 8 and 9)	415,436	898,997	871,327	4,412,782
Surrendered oil and gas property interests (note 6)		116,748	68,231	184,979
Gain on extinguishment of debt		(4,704)		(4,704)
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	(4,544)	1,010		(4,544)
(Increase) decrease in other current assets		(590)	2,119	(590)
Increase (decrease) in accounts payable	4,452	(728)	4,944	20,208
Decrease in accrued liabilities	(8,291)	(280)	(6,480)	9,949
Increase in accrued interest	1,400	905		2,305
Interest on bridge loan settled by obligation to issue shares				2,340
Net cash used in operating activities	(31,046)	(38,983)	(31,000)	(290,338)
Cash flows from investing activities
Expenditures on oil and gas property interests (note 6)			(18,516)	(184,979)
Net cash used in investing activities			(18,516)	(184,979)
Cash flows from financing activities
Issuance of capital stock and warrants for cash (note 10)	36,264			170,739
Issuance of capital stock upon exercise of warrants	0	0	50,000	157,796
Proceeds from note payable to stockholder		35,000		35,000
Proceeds from bridge loan				117,145
Net cash provided by financing activities	36,264	35,000	50,000	480,680
Increase (decrease) in cash	5,218	(3,983)	484	5,363
Cash at beginning of period	145	4,128	3,644
Cash at end of period	5,363	145	4,128	5,363
Supplemental disclosure of cash flow information:
Interest paid in cash	104	25		129
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Issuance of common stock for property option	51,205			51,205